MARKETABLE SECURITIES MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2015
Marketable Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
MARKETABLE SECURITIES

The balance at June 30, 2015 comprises 0.2 million shares in AGHL and 4.2 million shares in Golden Ocean Group Limited, both of which were received as a result of the Company's shareholding in Frontline 2012 and stock dividends paid by Frontline 2012 in the six months ended June 30, 2015.